Summary of Significant Accounting Policies (Details) - Schedule of class A common stock subject to possible redemption reflected in condensed consolidated balance sheet	12 Months Ended
Dec. 31, 2021 USD ($)
Condensed Balance Sheet Statements, Captions [Line Items]
Gross proceeds	$ 207,000,000
Less:
Proceeds allocated to Public Warrants	(11,902,500)
Plus:
Accretion of carrying value to redemption value	12,626,239
Class A common stock subject to possible redemption	207,000,000
Class A Common Stock [Member]
Less:
Class A common stock issuance costs	(723,739)
Plus:
Class A common stock subject to possible redemption	$ 207,000,000